UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2022 - June 30, 2023

Explanatory Note: There may be instances in this report where a voting instruction is not included for a ballot item at a meeting. This typically occurs when the item is not an item for which a vote is requested (e.g., the receipt of a report by the company’s management or board or the opening or closing of the meeting).

ITEM 1. PROXY VOTING RECORD.

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ICA File Number: 811-05440
Reporting Period: 07/01/2022 - 06/30/2023
MFS Intermediate Income Trust

======================== MFS Intermediate Income Trust =========================

MFS INTERMEDIATE INCOME TRUST

Ticker:       MIN            Security ID:  55273C107
Meeting Date: OCT 06, 2022   Meeting Type: Annual
Record Date:  JUL 29, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Maureen R. Goldfarb      For       Did Not Vote Management
1a.2  Elect Director Maryanne L. Roepke       For       Did Not Vote Management
1a.3  Elect Director Laurie J. Thomsen        For       Did Not Vote Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 29, 2023

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated July 11, 2023.

(1)	Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-04096) Post-Effective Amendment No. 78 filed with the SEC via EDGAR on July 27, 2023.